UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	5/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Connecticut Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Connecticut Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2008, through May 31, 2009.

While most financial markets went on a wild ride during the fund’s reporting period, money market yields generally moved in one direction — down — trending alongside short-term interest rates to historical lows. The Federal Reserve Board’s target of 0% to 0.25% for the overnight federal funds rate along with historic levels of demand for “cash” have served as anchors for money market yields in a domestic economy that has struggled with a 6.3% annualized contraction over the fourth quarter of 2008 and a 5.7% revised estimate of economic contraction during the first quarter of 2009.

The stock and bond markets’ enormous swings have caused investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy while still being considerate of your current liquid asset needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, Dreyfus Connecticut Municipal Money Market Fund produced an annualized yield of 0.33%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.33%.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) slashed short-term interest rates to combat a faltering U.S. economy and an ongoing financial crisis.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In managing the fund,we normally employ two primary strategies.First, we attempt to add value by constructing a portfolio of high-quality municipal money market instruments that provide income exempt from federal and Connecticut state personal income taxes. Second, we actively manage the fund’s weighted average maturity based on our anticipation of interest-rate trends and supply-and-demand changes in Connecticut’s short-term municipal marketplace while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the fund’s weighted average maturity, which should better position the fund to purchase new securities with higher yields, if

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain prevailing yields for as long as we deem appro-priate.At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand considerations.

Money Market Yields Plunged During the Downturn

By the time the reporting period began, economic conditions had deteriorated sharply due to slumping housing markets, rising unemployment and declining consumer confidence, which have produced the longest U.S. recession since the 1930s. In response, the Fed implemented several reductions in the overnight federal funds rate, which began the reporting period at just 1%.

In addition, a credit crisis escalated into a full-blown global financial crisis after the bankruptcy of investment bank Lehman Brothers in September 2008. Other financial institutions, including dealers and insurers of municipal money market instruments, were punished during the financial crisis by severe investment losses. These developments caused dislocations among some short-term money market instruments and a surge in redemptions from some funds. In an effort to restore investor confidence, the U.S. Department of the Treasury initiated the Temporary Guarantee Program for Money Market Funds.Such measures calmed investors, and yields returned to normalized levels. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

After the start of the reporting period, the Fed continued its attempts to restore stability to the credit markets with massive injections of liquidity and an additional rate cut, which drove the Fed’s target for the federal funds rate to a record low of between 0% and 0.25%. As short-term interest rates fell, money market yields declined to historically low levels.

Weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs put severe pressure on the fiscal conditions of many states and municipalities. Although Connecticut was hit hard by job losses among its residents who worked in the banking and insurance industries, reserves accumulated from operating surpluses in previous years have so far helped the state weather the recession. However, the state still faces large, unfilled budget deficits.

Amid Turmoil, a Focus on Quality and Liquidity

We focused throughout the reporting period on direct-obligation, high-quality municipal securities that have been independently approved for the fund by our credit analysts. We generally avoided money market instruments from Connecticut issuers that we regard as vulnerable to future budgetary stresses.

We set the fund’s weighted average maturity in a range that was shorter than industry averages in case of unexpected liquidity needs. However, yield differences have remained relatively narrow along the market’s maturity range, so this conservative positioning did not detract materially from the fund’s performance.

Preserving Capital Is Our Priority

Continued risk aversion among investors has created a bifurcated market in which yields of money market instruments from issuers with questionable credit profiles generally have been higher than yields from issuers who seem insulated from the downturn. Nonetheless, we believe the prudent course is to refrain from chasing higher yields, instead maintaining a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

June 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Connecticut Municipal Money Market Fund, Inc. from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009

Expenses paid per $1,000†	$3.29
Ending value (after expenses)	$1,001.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

Expenses paid per $1,000†	$3.33
Ending value (after expenses)	$1,021.64

† Expenses are equal to the fund’s annualized expense ratio of .66%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—101.5%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut—93.0%
Connecticut,
GO Notes	5.40	9/15/09	2,025,000		2,054,029
Connecticut,
GO Notes (Liquidity Facility;
Bayerische Landesbank)	0.30	6/7/09	2,320,000	[a,b]	2,320,000
Connecticut,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	1.50	6/7/09	10,505,000	[a]	10,505,000
Connecticut,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.55	6/7/09	5,000,000	[a]	5,000,000
Connecticut,
GO Notes, Refunding	2.00	6/1/09	1,620,000		1,620,000
Connecticut,
GO Notes, Refunding	5.25	12/15/09	200,000		204,284
Connecticut,
Special Tax Obligation
(Transportation
Infrastructure Purposes)	6.15	9/1/09	4,530,000		4,580,679
Connecticut,
Special Tax Obligation,
Refunding (Transportation
Infrastructure Purposes)	5.00	9/1/09	350,000		353,706
Connecticut,
State Revolving Fund General
Revenue, Refunding	5.00	10/1/09	4,000,000		4,060,897
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD Bank)	0.37	6/7/09	8,665,000	[a]	8,665,000
Connecticut Development Authority,
Health Care Revenue (Corporation
for Independent Living Project)
(LOC; HSBC Bank USA)	0.15	6/7/09	4,000,000	[a,b]	4,000,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)	0.79	6/7/09	4,995,000	[a]	4,995,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Development Authority,
Industrial Revenue (Gerber
Scientific Inc. Issue) (LOC;
RBS Citizens NA)	2.97	6/7/09	5,035,000	[a]	5,035,000
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (Rand-Whitney
Containerboard Limited
Partnership Project)
(LOC; Bank of Montreal)	0.37	6/7/09	500,000	[a]	500,000
Connecticut Development Authority,
Water Facility Revenue,
Refunding (Connecticut
Water Company Project)
(LOC; RBS Citizens NA)	3.47	6/7/09	3,460,000	[a]	3,460,000
Connecticut Development Authority,
Water Facility Revenue,
Refunding (Connecticut
Water Company Project)
(LOC; RBS Citizens NA)	3.47	6/7/09	2,125,000	[a]	2,125,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Academy of Our Lady of Mercy
Lauralton Hall Issue) (LOC;
Allied Irish Banks)	0.79	6/7/09	2,870,000	[a]	2,870,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Boys and Girls Club of Greenwich
Issue) (LOC; Allied Irish Banks)	0.79	6/7/09	5,030,000	[a]	5,030,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.39	6/7/09	5,650,000	[a]	5,650,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut
Health Network Issue)
(LOC; Comerica Bank)	0.67	6/7/09	17,950,000	[a]	17,950,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Greater Hartford YMCA Issue)
(LOC; Bank of America)	0.20	6/1/09	1,000,000	[a]	1,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Hamden Hall Country Day School
Issue) (LOC; RBS Citizens NA)	3.15	6/7/09	3,900,000	[a]	3,900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.42	6/7/09	19,100,000	[a]	19,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wachovia Bank)	0.40	6/7/09	4,400,000	[a]	4,400,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children’s School Issue)
(LOC; JPMorgan Chase Bank)	0.39	6/7/09	6,715,000	[a]	6,715,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Ethel Walker School
Issue) (LOC; Allied Irish Banks)	0.79	6/7/09	7,500,000	[a]	7,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Jerome Home Issue)
(LOC; Bank of America)	0.35	6/7/09	9,370,000	[a]	9,370,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Marvelwood School Issue)
(LOC; Wachovia Bank)	0.47	6/7/09	4,480,000	[a]	4,480,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Rectory School Issue)
(LOC; Allied Irish Banks)	0.79	6/7/09	6,170,000	[a]	6,170,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wachovia Bank)	0.47	6/7/09	5,215,000	[a]	5,215,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport Issue)
(LOC; Bank of Nova Scotia)	0.31	6/7/09	5,800,000	[a]	5,800,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)
(Liquidity Facility;
Bank of America)	0.40	6/1/09	3,500,000	[a]	3,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.47	6/7/09	2,745,000	[a]	2,745,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue) (Liquidity
Facility; Citibank NA)	0.37	6/7/09	10,500,000	[a,c]	10,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue) (Liquidity
Facility; Wells Fargo Bank)	0.29	6/7/09	2,300,000	[a,c]	2,300,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; FHLB)	0.49	6/7/09	9,209,000	[a]	9,209,000
Derby,
GO Notes, BAN	2.25	6/5/09	8,500,000		8,500,618
East Lyme,
GO Notes, BAN	2.00	7/16/09	3,960,000		3,961,919
Harwinton,
GO Notes, BAN	2.35	8/4/09	850,000		850,438
Manchester,
GO Notes, BAN	2.00	7/2/09	346,000		346,058
New Milford,
GO Notes	4.00	7/15/09	575,000		576,608
New Milford,
GO Notes, BAN	2.50	7/28/09	2,750,000		2,753,587
Regional School District Number 19
of the State of Connecticut,
GO Notes, Refunding (Towns of
Ashford, Mansfield and Willington)	4.00	6/15/09	870,000		871,065

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Stamford,
GO Notes	3.13	6/1/09	3,200,000		3,200,000
Tolland,
GO Notes, BAN	3.00	9/10/09	1,400,000		1,404,565
Westbrook,
GO Notes, BAN	2.25	7/23/09	995,000		995,556
Weston,
GO Notes	5.00	7/15/09	1,200,000		1,206,649
Westport,
GO Notes	5.25	7/15/09	1,305,000		1,310,686
U.S. Related—8.5%
Eagle Tax-Exempt Trust
(Puerto Rico Sales Tax
Financing Corporation, Sales
Tax Revenue, BAN) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.64	6/7/09	10,000,000	[a,c]	10,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.60	6/7/09	10,100,000	[a]	10,100,000

Total Investments (cost $238,960,344)			101.5%		238,960,344
Liabilities, Less Cash and Receivables			(1.5%)		(3,517,250)
Net Assets			100.0%		235,443,094

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Purchased on a delayed delivery basis.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $22,800,000 or 9.7% of net assets.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.1
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	7.9
Not Rated[e]		Not Rated[e]		Not Rated[e]	5.0
					100.0

†	Based on total investments.
d	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	238,960,344	238,960,344
Cash		341,711
Interest receivable		773,964
Prepaid expenses		37,191
		240,113,210
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		113,385
Payable for investment securities purchased		4,510,078
Payable for shares of Common Stock redeemed		197
Accrued expenses		46,456
		4,670,116
Net Assets ($)		235,443,094
Composition of Net Assets ($):
Paid-in capital		235,443,022
Accumulated net realized gain (loss) on investments		72
Net Assets ($)		235,443,094
Shares Outstanding
(1 billion shares of $.001 par value Common Stock authorized)		235,454,465
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	1,081,704
Expenses:
Management fee—Note 2(a)	544,210
Shareholder servicing costs—Note 2(b)	51,093
Treasury insurance expense—Note 1(e)	42,083
Professional fees	41,568
Custodian fees—Note 2(b)	12,705
Directors’ fees and expenses—Note 2(c)	10,888
Registration fees	10,852
Prospectus and shareholders’ reports	7,294
Miscellaneous	13,857
Total Expenses	734,550
Less—reduction in management fee
due to undertaking—Note 2(a)	(1,897)
Less—reduction in fees due to
earnings credits—Note 1(b)	(10,910)
Net Expenses	721,743
Investment Income—Net, representing net increase
in net assets resulting from operations	359,961

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008
Operations ($):
Investment income—net	359,961	4,147,985
Net realized gain (loss) on investments	—	72
Net Increase (Decrease) in Net Assets
Resulting from Operations	359,961	4,148,057
Dividends to Shareholders from ($):
Investment income—net	(359,961)	(4,147,985)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	250,678,137	509,290,084
Dividends reinvested	345,635	4,062,786
Cost of shares redeemed	(220,103,866)	(494,556,038)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	30,919,906	18,796,832
Total Increase (Decrease) in Net Assets	30,919,906	18,796,904
Net Assets ($):
Beginning of Period	204,523,188	185,726,284
End of Period	235,443,094	204,523,188

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

					Two Months
Six Months Ended					Ended	Year Ended
May 31, 2009		Year Ended November 30,			November 30,	September 30,
(Unaudited)		2008	2007	2006	2005[a]	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.019	.030	.027	.003	.014	.005
Distributions:
Dividends from
investment
income—net	(.002)	(.019)	(.030)	(.027)	(.003)	(.014)	(.005)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.34[b]	1.96	3.05	2.73	2.09[b]	1.44	.47
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.68[b]	.64	.66	.68	.72[b]	.67	.64
Ratio of net expenses
to average net assets	.66[b]	.63	.64	.65	.65[b]	.65	.63
Ratio of net investment
income to average
net assets	.33[b]	1.90	3.01	2.70	2.09[b]	1.44	.47
Net Assets,
end of period
($ x 1,000)	235,443	204,523	185,726	137,772	149,417	156,172 146,056

a	The fund changed its fiscal year end from September 30 to November 30.
b	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies

Dreyfus Connecticut Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an author-

itative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	238,960,344
Level 3—Significant Unobservable Inputs	—
Total	238,960,344

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008, were all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from December 1, 2008 through January 8, 2009 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $1,897 during the period ended May 31, 2009.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, the fund was charged $25,931 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $13,413 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $1,323 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $12,705 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $95,988, chief compliance officer fees $1,150, custodian fees $11,847 and transfer agency per account fees $4,400.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6